Employee Benefit Plans (Net Periodic Costs (Components of Net Periodic Benefit Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial gain/(loss)	$ (50)	$ (38)	$ (4)
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	102	107	103
Interest cost	186	177	187
Expected return on plan assets	(281)	(297)	(289)
Amortization of prior service cost/(credit)	(7)	(9)	(8)
Amortization of actuarial losses	45	31
Net periodic cost/(benefit)	45	9	(7)
Current year prior service cost/(credit)			(7)
Amortization of prior service (cost)/credit	7	9	8
Current year actuarial loss/(gain)	91	152	434
Amortization of actuarial gain/(loss)	(45)	(31)
Total recognized in OCI	53	130	435
Total amount recognized in net periodic cost and OCI	98	139	428
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	3
Interest cost	12	11	12
Amortization of actuarial losses	5	7	4
Net periodic cost/(benefit)	20	21	19
Current year actuarial loss/(gain)	7	(10)	40
Amortization of actuarial gain/(loss)	(5)	(7)	(4)
Total recognized in OCI	2	(17)	36
Total amount recognized in net periodic cost and OCI	22	4	55
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	5	5
Interest cost	15	15	16
Expected return on plan assets	(6)
Amortization of prior service cost/(credit)	(1)	(1)	(2)
Net periodic cost/(benefit)	14	19	19
Amortization of prior service (cost)/credit	1	1	2
Current year actuarial loss/(gain)	17	(9)	4
Total recognized in OCI	18	(8)	6
Total amount recognized in net periodic cost and OCI	$ 32	$ 11	$ 25